Stock-Based Compensation - Restricted Stock and RSUs Activity (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 grantee $ / shares shares	Dec. 31, 2021 grantee $ / shares shares	Dec. 31, 2020 grantee $ / shares shares
Weighted Average Grant Date Value
Awards modified, number of grantees | grantee		1,774
Restricted stock and RSUs
Shares
Unvested (in shares)	2,329,145	2,329,145
Granted (in shares)		14,425,969
Vested (in shares)		(1,191,729)
2021 Tender Offer (in shares)		(490,837)
Forfeited/canceled (in shares)		(2,841,926)
Unvested (in shares)		12,230,623	2,329,145
Weighted Average Grant Date Value
Unvested (in usd per share) | $ / shares	$ 20.39	$ 20.39
Granted (in usd per share) | $ / shares		5.89
Vested (in usd per share) | $ / shares		17.62
2021 Tender Offer (in usd per share) | $ / shares		13.80
Forfeited/canceled (in usd per share) | $ / shares		5.01
Unvested (in usd per share) | $ / shares		$ 7.36	$ 20.39
Restricted stock and RSUs | Previously Reported
Shares
Unvested (in shares)	2,819,146	2,819,146
Unvested (in shares)			2,819,146
Weighted Average Grant Date Value
Unvested (in usd per share) | $ / shares	$ 16.85	$ 16.85
Unvested (in usd per share) | $ / shares			$ 16.85
Restricted stock and RSUs | Revision of Prior Period, Adjustment
Shares
Unvested (in shares)	(490,001)	(490,001)
Unvested (in shares)			(490,001)
Weighted Average Grant Date Value
Unvested (in usd per share) | $ / shares	$ 3.54	$ 3.54
Unvested (in usd per share) | $ / shares			$ 3.54
RSUs
Weighted Average Grant Date Value
Awards modified, number of grantees | grantee	1,774		659
RSUs | Minimum
Weighted Average Grant Date Value
Award vesting period		3 years
RSUs | Maximum
Weighted Average Grant Date Value
Award vesting period		7 years
RSUs | Share-based Payment Arrangement, Tranche One
Shares
Unvested (in shares)		8,733,215
RSUs | Share-based Payment Arrangement, Tranche One | Minimum
Weighted Average Grant Date Value
Award vesting period		3 years
RSUs | Share-based Payment Arrangement, Tranche One | Maximum
Weighted Average Grant Date Value
Award vesting period		7 years
RSUs | Employees
Shares
Granted (in shares)		1,995,245
RSUs | Executives
Shares
Granted (in shares)		1,239,285
Weighted Average Grant Date Value
Award vesting period		3 years
Restricted stock units, performance conditions
Shares
Granted (in shares)		262,878